Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Sales to and Purchases From Associates and Joint Ventures
Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
Continuing operations	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Sales	157	127	132	42	31	41
Purchases	29	24	27	19	15	18

Summary of Key Management Remuneration

Key management remuneration amounted to:	2021 $m	2020 $m	2019 $m
Short-term benefits	10	9	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	8	6	6
Total	19	16	16